Derivative financial instruments (Tables)	12 Months Ended
Jun. 30, 2023
Derivative financial instruments.
Schedule of derivative financial instruments

	2023		2022
	Assets	Liabilities	Assets	Liabilities
	£’000	£’000	£’000	£’000
Used for hedging:
Interest rate swaps	4,173	—	2,458	—
Forward foreign exchange contracts	378	(1,615)	—	—
At fair value through profit or loss:
Embedded foreign exchange derivatives	11,258	(64)	20,286	—
Forward foreign exchange contracts	—	—	315	(81)
	15,809	(1,679)	23,059	(81)
Less non-current portion:
Used for hedging:
Interest rate swaps	—	—	2,458	—
Forward foreign exchange contracts	378	(748)
At fair value through profit or loss:
Embedded foreign exchange derivatives	7,114	—	13,786	—
Forward foreign exchange contracts	—	—	218	(49)
Non-current derivative financial instruments	7,492	(748)	16,462	(49)
Current derivative financial instruments	8,317	(931)	6,597	(32)